Schedule of Investments (unaudited)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.2%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.10%)(a)(b)	EUR200	$258,123
Austria — 0.5%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR400	501,654
Benteler International AG, 7.25%, 06/15/31(a)	EUR200	253,327
Kommunalkredit Austria AG, Series ., 5.50%, Series ., 09/24/35, (5-year EURIBOR ICE Swap + 3.35%)(b)	EUR100	121,011
		875,992
Belgium — 0.7%
Azelis Finance NV
4.75%, 09/25/29(a)	EUR200	243,061
5.75%, 03/15/28(a)	EUR100	120,624
Elia Group SA/NV, 5.85%, , (5-year EURIBOR ICE Swap + 2.50%)(a)(b)(c)	EUR200	248,664
Ontex Group NV, 5.25%, 04/15/30(a)	EUR200	232,651
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR200	236,525
		1,081,525
Canada — 0.3%
Alexandrite Lake Lux Holdings Sarl, 6.75%, 07/30/30(a)	EUR100	119,083
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(a)	EUR200	222,987
Southern Pacific Resource Corp., 8.75%, 01/25/18(d)(e)(f)(g)	CAD50	—
Toucan FinCo Ltd./Toucan FinCo Can Inc/Toucan FinCo US LLC, 8.25%, 05/15/30(a)	EUR100	112,697
		454,767
Cyprus — 0.1%
Bank of Cyprus Holdings PLC, 4.25%, 09/18/36, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR100	119,581
Czech Republic — 0.3%
Allwyn Entertainment Financing UK PLC
4.13%, 02/15/31(a)	EUR300	350,836
7.25%, 04/30/30(a)	EUR90	111,641
		462,477
Finland — 0.7%
Ahlstrom Holding 3 OY, 3.63%, 02/04/28(a)	EUR100	117,998
Citycon OYJ, 7.88%, , (5-year EURIBOR ICE Swap + 4.95%)(a)(b)(c)	EUR150	149,109
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR125	139,787
5.00%, 03/11/30(a)	EUR100	113,355
5.38%, 07/08/31(a)	EUR100	112,940
6.50%, 03/08/29(a)	EUR100	120,860
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR325	391,127
		1,145,176
France — 19.9%
Accor SA
4.88%, , (5-year EURIBOR ICE Swap + 2.67%)(a)(b)(c)	EUR100	122,184
7.25%, (5-year EUR Swap + 4.10%)(a)(b)(c)	EUR300	390,749
Afflelou SAS, 6.00%, 07/25/29(a)	EUR200	245,870
Air France-KLM
3.75%, 09/04/30(a)	EUR400	475,430
3.88%, 01/14/31(a)	EUR200	237,469
Security	Par (000)	Value
France (continued)
4.63%, 05/23/29(a)	EUR200	$247,334
8.13%, 05/31/28(a)	EUR200	261,389
Series ., 5.75%, Series ., (5-year EURIBOR ICE Swap + 3.58%)(a)(b)(c)	EUR100	121,392
Alstom SA, 5.87%, (5-year EURIBOR ICE Swap + 2.93%)(a)(b)(c)	EUR300	376,687
Altice France SA
4.75%, 10/15/30(a)	EUR273	312,699
5.38%, 04/15/32(a)	EUR149	169,864
5.50%, 10/15/31(a)	EUR198	227,654
5.63%, 07/15/32(a)	EUR198	227,938
7.25%, 11/01/29(a)	EUR297	355,525
Atos SE
1.04%, 12/18/32(a)(b)(h)	EUR100	88,309
6.08%, 12/18/30(a)(b)(h)	EUR300	367,037
Series ., 10.53%, 12/18/29(a)(b)(h)	EUR300	404,203
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR100	122,944
Bertrand Franchise Finance SAS, 6.50%, 07/18/30(a)	EUR100	118,647
Betclic Everest Group SAS, 5.13%, 12/10/31(a)	EUR350	419,068
CAB SELAS, 3.38%, 02/01/28(a)	EUR500	576,376
CCF Holding SAS, 5.00%, 05/27/35, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR100	121,967
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR200	182,930
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	21,061
CMA CGM SA
4.88%, 01/15/32(a)	EUR300	346,367
5.00%, 01/15/31(a)	EUR150	177,383
5.50%, 07/15/29(a)	EUR200	245,387
Derichebourg SA, 2.25%, 07/15/28(a)	EUR100	115,161
Elior Group SA, 5.63%, 03/15/30(a)	EUR200	245,598
Emeria SASU
3.38%, 03/31/28(a)	EUR100	99,383
7.75%, 03/31/28(a)	EUR200	205,309
Eramet SA
6.50%, 11/30/29(a)	EUR300	362,499
7.00%, 05/22/28(a)	EUR100	122,422
Eutelsat SA
1.50%, 10/13/28(a)	EUR300	343,319
2.25%, 07/13/27(a)	EUR200	235,324
9.75%, 04/13/29(a)	EUR100	125,795
Fnac Darty SA
6.00%, 04/01/29(a)	EUR200	245,076
Series ., 4.75%, Series ., 04/01/32(a)	EUR100	121,049
Forvia SE
2.38%, 06/15/27(a)	EUR100	117,857
2.38%, 06/15/29(a)	EUR200	232,084
2.75%, 02/15/27(a)	EUR225	266,227
3.75%, 06/15/28(a)	EUR71	84,635
5.13%, 06/15/29(a)	EUR200	244,488
5.38%, 03/15/31(a)	EUR200	245,113
5.50%, 06/15/31(a)	EUR300	369,044
5.63%, 06/15/30(a)	EUR375	465,339
FR Bondco SAS, 6.88%, 10/31/32(a)	EUR100	120,121
Getlink SE, 4.13%, 04/15/30(a)	EUR250	303,776
Goldstory SAS, 6.75%, 02/01/30(a)	EUR200	233,287
Holding d'Infrastructures des Metiers de l'Environnement SAS
3.88%, 01/31/31(a)	EUR200	235,282
4.88%, 10/24/29(a)	EUR200	246,602
Series ., 0.63%, Series ., 09/16/28(a)	EUR200	222,039

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Iliad Holding SAS
5.38%, 04/15/30(a)	EUR200	$244,609
5.63%, 10/15/28(a)	EUR300	360,538
6.88%, 04/15/31(a)	EUR300	378,923
iliad SA
1.88%, 02/11/28(a)	EUR300	348,275
4.25%, 12/15/29(a)	EUR200	242,984
4.25%, 01/09/32(a)	EUR300	360,034
5.38%, 06/14/27(a)	EUR300	365,878
5.38%, 02/15/29(a)	EUR200	249,581
5.63%, 02/15/30(a)	EUR200	254,819
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	127,427
IM Group SAS, 8.00%, 03/01/28(a)	EUR100	90,183
IPD 3 BV, 5.50%, 06/15/31(a)	EUR300	354,886
Kapla Holding SAS, 5.00%, 04/30/31(a)	EUR300	360,632
Laboratoire Eimer SELAS, 5.00%, 02/01/29(a)	EUR100	110,305
Loxam SAS
4.25%, 02/15/30(a)	EUR200	239,204
4.25%, 02/15/31(a)	EUR200	238,328
4.50%, 02/15/27(a)	EUR100	118,683
6.38%, 05/15/28(a)	EUR100	121,943
6.38%, 05/31/29(a)	EUR270	330,890
Mobilux Finance SAS
4.25%, 07/15/28(a)	EUR150	178,062
7.00%, 05/15/30(a)	EUR100	123,465
New Immo Holding SA
3.25%, 07/23/27(a)	EUR300	355,634
4.88%, 12/08/28(a)	EUR100	120,794
4.88%, 12/08/28(a)	EUR100	120,794
4.95%, 11/14/30(a)	EUR200	240,705
5.88%, 04/17/28(a)	EUR300	369,456
6.00%, 03/22/29(a)	EUR300	372,080
Nexans SA
4.13%, 05/29/29(a)	EUR300	364,146
4.25%, 03/11/30(a)	EUR100	122,271
5.50%, 04/05/28(a)	EUR100	124,002
Opal Bidco SAS, 5.50%, 03/31/32(a)	EUR500	609,059
Opmobility
4.30%, 02/05/31(a)	EUR200	240,937
4.88%, 03/13/29(a)	EUR100	123,280
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR200	237,329
Paprec Holding SA
3.50%, 07/01/28(a)	EUR100	118,496
4.13%, 07/15/30(a)	EUR300	357,891
4.50%, 07/15/32(a)	EUR200	240,607
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR200	246,643
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR100	121,592
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR300	375,458
Renault SA
1.13%, 10/04/27(a)	EUR200	231,026
2.50%, 06/02/27(a)	EUR200	236,577
2.50%, 04/01/28(a)	EUR200	235,250
3.88%, 09/30/30(a)	EUR400	479,880
Rexel SA
2.13%, 06/15/28(a)	EUR200	232,526
2.13%, 12/15/28(a)	EUR200	232,669
4.00%, 09/15/30(a)	EUR100	120,313
5.25%, 09/15/30(a)	EUR200	245,369
Security	Par (000)	Value
France (continued)
Roquette Freres SA, 5.49%, , (5-year EURIBOR ICE Swap + 3.25%)(a)(b)(c)	EUR200	$245,633
Seche Environnement SACA
2.25%, 11/15/28(a)	EUR100	115,972
4.50%, 03/25/30(a)	EUR200	241,596
5.87%, , (5-year EURIBOR ICE Swap + 3.71%)(a)(b)(c)	EUR100	120,213
SNF Group SACA
2.63%, 02/01/29(a)	EUR100	116,295
4.50%, 03/15/32(a)	EUR300	366,534
SPIE SA, 3.75%, 05/28/30(a)	EUR200	239,487
Tereos Finance Groupe I SA
5.75%, 04/30/31(a)	EUR225	251,433
5.88%, 04/30/30(a)	EUR100	114,534
7.25%, 04/15/28(a)	EUR100	121,284
8.13%, 04/30/32(a)	EUR100	120,609
Unibail-Rodamco-Westfield SE
4.75%, , (5-year EURIBOR ICE Swap + 2.43%)(a)(b)(c)	EUR300	363,432
4.88%, , (5-year EUR Swap + 2.51%)(a)(b)(c)	EUR300	366,141
Valeo SE
1.00%, 08/03/28(a)	EUR300	339,370
4.50%, 04/11/30(a)	EUR400	486,895
4.63%, 03/23/32(a)	EUR200	239,792
5.13%, 05/20/31(a)	EUR200	247,914
5.38%, 05/28/27(a)	EUR300	365,054
5.88%, 04/12/29(a)	EUR200	254,692
Veolia Environnement SA
2.00%, , (5-year EUR Swap + 2.02%)(a)(b)(c)	EUR200	231,736
4.32%, , (5-year EURIBOR ICE Swap + 1.84%)(a)(b)(c)	EUR300	358,276
4.37%, , (5-year EURIBOR ICE Swap + 2.04%)(a)(b)(c)	EUR200	243,023
5.99%, , (5-year EUR Swap + 2.82%)(a)(b)(c)	EUR200	253,072
Series ., 2.50%, Series ., , (5-year EUR Swap + 2.84%)(a)(b)(c)	EUR500	575,885
Viridien, 8.50%, 10/15/30(a)	EUR90	114,957
Worldline SA/France
0.88%, 06/30/27(a)	EUR200	217,339
4.13%, 09/12/28(a)	EUR200	214,741
5.25%, 11/27/29(a)	EUR200	206,552
5.50%, 06/10/30(a)	EUR200	205,822
		31,983,408
Germany — 12.0%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR200	248,667
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(a)	EUR100	113,574
Alstria Office AG
4.25%, 10/15/29(a)	EUR100	118,274
5.50%, 03/20/31(a)	EUR200	243,693
APCOA Group GmbH, 6.00%, 04/15/31(a)	EUR200	240,619
Aroundtown Finance Sarl
5.13%, , (5-year EURIBOR ICE Swap + 3.04%)(a)(b)(c)	EUR150	173,364
5.25%, , (5-year EURIBOR ICE Swap + 3.43%)(a)(b)(c)	EUR425	498,876
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(a)	EUR100	119,602
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.18%)(a)(b)	EUR400	470,414

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR300	$370,368
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR400	495,563
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(a)(b)	EUR200	253,106
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR300	398,809
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.75%)(a)(b)	EUR200	240,010
Ceconomy AG, 6.25%, 07/15/29(a)	EUR200	247,714
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR250	296,360
6.75%, 02/15/32(a)	EUR300	356,202
7.13%, 06/15/31(a)	EUR300	364,672
7.50%, 05/15/30(a)	EUR200	245,408
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR100	122,449
CTEC II GmbH, 5.25%, 02/15/30(a)	EUR200	222,225
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(a)(h)	EUR88	97,368
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR200	244,861
Deutsche Pfandbriefbank AG, 7.13%, 10/04/35, (5-year EURIBOR ICE Swap + 4.86%)(a)(b)	EUR100	125,223
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR200	237,768
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR300	357,243
Grand City Properties Finance Sarl, 4.75%, , (5-year EURIBOR ICE Swap + 2.72%)(a)(b)(c)	EUR200	233,928
Gruenenthal GmbH
4.13%, 05/15/28(a)	EUR200	237,626
4.63%, 11/15/31(a)	EUR300	359,770
Hapag-Lloyd AG, 2.50%, 04/15/28(a)	EUR100	116,892
HT Troplast GmbH, 9.38%, 07/15/28(a)	EUR100	123,711
IHO Verwaltungs GmbH
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(i)	EUR300	375,691
7.00%, 11/15/31, (7.00 % in Cash and 7.75 % in PIK)(a)(i)	EUR200	256,593
8.75%, 05/15/28, (8.75% PIK)(a)(i)	EUR200	245,756
KION Group AG, 4.00%, 11/20/29(a)	EUR225	274,949
Mahle GmbH
2.38%, 05/14/28(a)	EUR200	230,972
6.50%, 05/02/31(a)	EUR200	247,157
METRO AG
4.00%, 03/05/30(a)	EUR175	217,778
4.63%, 03/07/29(a)	EUR200	245,636
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR160	203,880
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(a)	EUR100	122,250
5.63%, 02/21/30(a)	EUR400	487,439
PCF GmbH, 4.75%, 04/15/29(a)	EUR100	56,672
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(a)	EUR200	248,419
Progroup AG
5.13%, 04/15/29(a)	EUR200	243,041
5.38%, 04/15/31(a)	EUR100	121,164
Schaeffler AG
2.88%, 03/26/27(a)	EUR75	88,901
3.38%, 10/12/28(a)	EUR400	477,286
4.25%, 04/01/28(a)	EUR200	242,105
4.50%, 03/28/30(a)	EUR300	366,317
4.50%, 05/12/32(a)	EUR300	360,167
Security	Par (000)	Value
Germany (continued)
4.75%, 08/14/29(a)	EUR200	$245,960
5.38%, 04/01/31(a)	EUR300	377,894
Sudzucker International Finance BV, 5.95%, , (5-year EURIBOR ICE Swap + 3.69%)(a)(b)(c)	EUR300	346,715
Techem Verwaltungsgesellschaft 675 mbH
4.63%, 07/15/32(a)	EUR300	357,878
5.38%, 07/15/29(a)	EUR100	122,052
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(i)	EUR205	151,276
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR200	237,782
TUI AG, 5.88%, 03/15/29(a)	EUR100	122,254
TUI Cruises GmbH, 5.00%, 05/15/30(a)	EUR200	243,638
WEPA Hygieneprodukte GmbH
5.63%, 01/15/31(a)	EUR200	247,769
Series ., 4.50%, Series ., 11/30/32(a)	EUR100	118,469
Wintershall Dea Finance 2 BV
6.12%, (5-year EURIBOR ICE Swap + 3.94%)(a)(b)(c)	EUR300	369,084
Series NC8, 3.00%, Series NC8, , (5-year EUR Swap + 3.32%)(a)(b)(c)	EUR400	458,219
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR200	234,367
3.00%, 10/23/29(a)	EUR300	338,646
4.75%, 01/31/29(a)	EUR400	478,974
6.13%, 03/13/29(a)	EUR200	247,481
7.00%, 06/12/30(a)	EUR400	506,301
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR200	234,107
2.25%, 05/03/28(a)	EUR200	229,154
2.75%, 05/25/27(a)	EUR200	235,415
3.75%, 09/21/28(a)	EUR300	353,967
		19,343,934
Greece — 2.8%
Alpha Bank SA
4.31%, 07/23/36, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)	EUR200	241,404
6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR200	256,208
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.59%)(a)(b)	EUR100	133,196
Eurobank SA
4.13%, 04/29/37, (5-year EURIBOR ICE Swap + 1.60%)(a)(b)	EUR200	235,946
4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR200	240,405
6.25%, 04/25/34, (5-year EUR Swap + 3.70%)(a)(b)	EUR100	127,407
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(a)	EUR200	233,134
Metlen Energy & Metals SA
4.00%, 10/17/29(a)	EUR300	360,935
Series ., 3.88%, Series ., 05/26/31(a)	EUR200	235,448
National Bank of Greece SA
5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR200	256,718
8.00%, 01/03/34, (5-year EURIBOR ICE Swap + 4.65%)(a)(b)	EUR200	265,049
Optima bank SA, 5.50%, 09/25/35, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR100	122,617
Piraeus Bank SA, 7.25%, 07/13/28, (1-year EUR Swap + 3.69%)(a)(b)	EUR200	251,732

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Greece (continued)
Piraeus Financial Holdings SA
5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR200	$250,790
7.25%, 04/17/34, (5-year EUR Swap + 4.73%)(a)(b)	EUR200	261,960
Public Power Corp. SA
3.38%, 07/31/28(a)	EUR100	118,758
4.25%, 10/31/30(a)	EUR300	360,595
4.63%, 10/31/31(a)	EUR325	394,104
Titan Global Finance PLC, 2.75%, 07/09/27(a)	EUR100	118,335
		4,464,741
Ireland — 0.5%
eircom Finance DAC
5.00%, 04/30/31(a)	EUR400	482,216
5.75%, 12/15/29(a)	EUR100	122,684
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR100	122,724
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33(a)	EUR125	147,447
		875,071
Italy — 12.4%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR200	238,300
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR400	469,398
Amplifon SpA, 1.13%, 02/13/27(a)	EUR200	233,092
Azzurra Aeroporti SpA, 2.63%, 05/30/27(a)	EUR100	118,279
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR200	238,514
5.50%, 02/27/29(a)	EUR200	251,501
6.88%, 09/13/28(a)	EUR200	260,137
Banca Monte dei Paschi di Siena SpA, 4.38%, 10/02/35, (5-year EURIBOR ICE Swap + 2.15%)(a)(b)	EUR200	243,426
Banca Popolare di Sondrio SpA
3.88%, 02/25/32, (5-year EUR Swap + 3.96%)(a)(b)	EUR100	119,309
5.51%, 03/13/34, (5-year EUR Swap + 2.80%)(a)(b)	EUR200	250,552
Banca Sella Holding SpA, 4.88%, 07/18/29, (3-mo. EURIBOR + 1.96%)(a)(b)	EUR100	123,612
Banco BPM SpA
4.00%, 01/01/36, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR200	239,247
4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	244,908
5.00%, 06/18/34, (5-year EUR Swap + 2.45%)(a)(b)	EUR200	247,673
BFF Bank SpA
4.75%, 03/20/29, (1-year EURIBOR ICE Swap + 1.90%)(a)(b)	EUR150	182,897
4.88%, 03/30/28, (1-year EURIBOR ICE Swap + 2.62%)(a)(b)	EUR100	120,921
BPER Banca SpA
3.88%, 07/25/32, (5-year EUR Swap + 3.72%)(a)(b)	EUR200	239,277
8.63%, 01/20/33, (5-year EUR Swap + 6.21%)(a)(b)	EUR200	260,720
Bubbles Holdco SPA, 6.50%, 09/30/31(a)	EUR200	243,387
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	105,153
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR200	241,381
Security	Par (000)	Value
Italy (continued)
doValue SpA
5.38%, 11/15/31(a)	EUR100	$121,940
7.00%, 02/28/30(a)	EUR100	126,352
Engineering - Ingegneria Informatica - SpA
8.63%, 02/15/30(a)	EUR200	247,742
11.13%, 05/15/28(a)	EUR100	124,017
Eolo SpA, 4.88%, 10/21/28(a)	EUR200	218,414
Esselunga SpA, 1.88%, 10/25/27(a)	EUR200	233,107
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR200	228,917
Fibercop SpA
4.75%, 06/30/30(a)	EUR500	606,010
5.13%, 06/30/32(a)	EUR300	363,733
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(a)	EUR100	118,570
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR80	99,583
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR250	300,119
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR200	233,002
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR200	236,684
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR200	229,437
1.75%, 04/19/31(a)	EUR225	246,968
3.63%, 10/13/32(a)	EUR350	411,368
3.75%, 04/01/30(a)	EUR325	392,037
Iren SpA, 4.50%, , (5-year EURIBOR ICE Swap + 2.21%)(a)(b)(c)	EUR200	241,998
Italmatch Chemicals SpA, 10.00%, 02/06/28(a)	EUR100	121,522
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR300	361,064
Libra Groupco SpA, 5.00%, 05/15/27(a)	EUR100	118,357
Lottomatica Group SpA, 4.88%, 01/31/31(a)	EUR500	609,714
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR100	122,276
Mediobanca Banca di Credito Finanziario SpA
3.88%, 07/04/30, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR150	181,652
5.25%, 04/22/34, (5-year EUR Swap + 2.75%)(a)(b)	EUR200	250,018
6.50%, 02/08/33, (5-year EURIBOR ICE Swap + 3.73%)(a)(b)	EUR250	318,334
Mundys SpA
1.88%, 07/13/27(a)	EUR175	204,889
1.88%, 02/12/28(a)	EUR400	464,713
3.70%, 09/29/31(a)	EUR300	356,098
4.50%, 01/24/30(a)	EUR200	247,704
4.75%, 01/24/29(a)	EUR200	247,331
Neopharmed Gentili SpA, 7.13%, 04/08/30(a)	EUR100	123,307
Optics Bidco SpA
1.63%, 01/18/29	EUR200	224,089
2.38%, 10/12/27(a)	EUR100	117,372
6.88%, 02/15/28(a)	EUR376	473,045
7.75%, 01/24/33	EUR100	137,897
7.88%, 07/31/28(a)	EUR322	418,037
Pachelbel Bidco SpA, 7.13%, 05/17/31(a)	EUR200	250,566
Piaggio & C SpA, 6.50%, 10/05/30(a)	EUR100	124,628
Prysmian SpA, Series ., 5.25%Series ., , (5-year EURIBOR ICE Swap + 3.01%)(a)(b)(c)	EUR400	498,061
Rekeep SpA, 9.00%, 09/15/29(a)	EUR100	103,232
Rossini SARL, 6.75%, 12/31/29(a)	EUR350	432,888
Saipem Finance International BV
3.13%, 03/31/28(a)	EUR200	238,195
4.88%, 05/30/30(a)	EUR200	251,326
TeamSystem SpA, 5.00%, 07/01/31(a)	EUR300	352,049

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR260	$382,269
Telecom Italia SpA
3.63%, 09/30/30(a)	EUR200	238,407
6.88%, 02/15/28(a)	EUR324	411,003
7.88%, 07/31/28(a)	EUR303	398,009
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR200	227,896
2.38%, 10/12/27(a)	EUR200	237,070
5.25%, 03/17/55	EUR100	120,395
Webuild SpA
4.88%, 04/30/30(a)	EUR200	249,037
5.38%, 06/20/29(a)	EUR100	125,406
7.00%, 09/27/28(a)	EUR200	256,894
Series ., 4.13%, Series ., 07/03/31(a)	EUR200	241,221
X3G Mergeco SpA, 7.00%, 05/15/30(a)	EUR200	216,476
		19,904,129
Japan — 2.6%
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR200	234,766
5.25%, 07/17/29(a)	EUR400	488,436
6.38%, 07/17/33(a)	EUR200	245,628
Rakuten Group, Inc., 4.25%, (5-year EUR Swap + 4.74%)(a)(b)(c)	EUR400	465,413
SoftBank Group Corp.
3.38%, 07/06/29(a)	EUR125	143,752
3.88%, 07/06/32(a)	EUR200	222,053
4.00%, 09/19/29(a)	EUR150	176,753
5.00%, 04/15/28(a)	EUR300	362,807
5.25%, 07/30/27(a)	EUR200	243,299
5.25%, 10/10/29(a)	EUR200	241,936
5.38%, 01/08/29(a)	EUR250	304,585
5.75%, 07/08/32(a)	EUR200	240,454
6.50%, 10/29/62, (5-year EURIBOR ICE Swap + 4.46%)(a)(b)	EUR350	378,571
Series ., 5.88%, Series ., 07/10/31(a)	EUR200	244,241
Series ., 6.38%, Series ., 07/10/33(a)	EUR200	243,796
		4,236,490
Jersey — 0.1%
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR200	245,815
Lithuania — 0.2%
Akropolis Group Uab, 6.00%, 05/15/30(a)	EUR200	250,281
Luxembourg — 6.6%
Aegis Lux 1a Sarl, 5.63%, 10/29/31, (5.60 % PIK)(a)(i)	EUR400	479,893
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 5.38%, 05/21/30(a)	EUR300	367,176
Altice Financing SA
3.00%, 01/15/28(a)	EUR400	340,451
4.25%, 08/15/29(a)	EUR300	254,415
Altice Finco SA, 4.75%, 01/15/28(a)	EUR200	59,285
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(i)	EUR0	1
Aroundtown Finance Sarl, 5.00%, (5-year EURIBOR ICE Swap + 2.34%)(b)(c)	EUR100	117,838
Cidron Aida Finco Sarl, 7.00%, 10/27/31(a)	EUR200	242,207
Cullinan Holdco Scsp, 8.50%, 10/15/29(a)	EUR90	93,376
Currenta Group Holdings Sarl, 5.50%, 05/15/30(a)	EUR200	242,516
Eleving Group SA, 9.50%, 10/24/30(a)	EUR125	156,783
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR200	252,907
Security	Par (000)	Value
Luxembourg (continued)
Essendi SA
5.38%, 05/15/30(a)	EUR100	$122,288
5.50%, 11/15/31(a)	EUR200	243,911
5.63%, 05/15/32(a)	EUR200	243,886
6.38%, 10/15/29(a)	EUR275	341,862
Eurofins Scientific SE
5.75%, , (3-mo. EURIBOR + 3.18%)(a)(b)(c)	EUR100	125,659
6.75%, , (3-mo. EURIBOR + 4.24%)(a)(b)(c)	EUR300	377,861
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR200	124,127
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	96,291
6.38%, 04/15/29(a)	EUR300	306,523
6.63%, 05/15/28(a)	EUR200	215,643
INEOS Finance PLC, 7.25%, 03/31/31(a)	EUR300	298,049
ION Platform Finance SARL
6.50%, 09/30/30(a)	EUR150	162,478
6.88%, 09/30/32(a)	EUR200	213,363
7.88%, 05/01/29(a)	EUR200	231,127
LHMC Finco 2 Sarl, 9.38%, 05/15/30, (8.63 % in Cash and 9.38 % in PIK)(a)(i)	EUR205	252,592
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR100	121,728
Luna 1.5 Sarl, 10.50%, 07/01/32, (10.50 % PIK)(a)(i)	EUR250	310,029
Luna 2 5SARL, 5.50%, 07/01/32(a)	EUR300	362,494
Matterhorn Telecom SA
3.88%, 10/15/30(a)	EUR300	355,328
4.50%, 01/30/30(a)	EUR100	121,658
Maxam Prill Sarl, 6.00%, 07/15/30(a)	EUR300	369,328
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(a)	EUR100	120,052
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR200	246,292
Sani/Ikos Financial Holdings 1 Sarl, 7.25%, 07/31/30(a)	EUR200	248,042
SES SA
0.88%, 11/04/27(a)	EUR200	228,502
2.00%, 07/02/28(a)	EUR100	115,055
3.50%, 01/14/29(a)	EUR225	266,690
4.00%, 05/31/27(a)	EUR100	119,203
4.13%, 06/24/30(a)	EUR200	238,973
4.88%, 06/24/33(a)	EUR200	239,532
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.23%)(a)(b)	EUR200	235,918
6.00%, 09/12/54, (5-year EURIBOR ICE Swap + 3.59%)(a)(b)	EUR200	233,031
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR200	220,967
Takko Fashion GmbH, 10.25%, 04/15/30(a)	EUR190	244,481
Vivion Investments Sarl
5.63%, 06/08/30(a)	EUR200	233,591
8.13%, , (5-year EURIBOR ICE Swap + 6.16%)(a)(b)(c)	EUR100	111,641
		10,705,043
Netherlands — 4.7%
BE Semiconductor Industries NV, 4.50%, 07/15/31(a)	EUR200	246,279
Boels Topholding BV
5.75%, 05/15/30(a)	EUR200	244,434
6.25%, 02/15/29(a)	EUR200	244,171
Centrient Holding BV, 6.75%, 05/30/30(a)	EUR100	106,811
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR400	469,849
Koninklijke FrieslandCampina NV, 4.85%, , (5-year EURIBOR ICE Swap + 2.85%)(a)(b)(c)	EUR200	240,420

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
Koninklijke KPN NV
4.88%, (5-year EURIBOR ICE Swap + 1.97%)(a)(b)(c)	EUR200	$246,304
6.00%, , (5-year EUR Swap + 3.77%)(a)(b)(c)	EUR250	310,269
NIBC Bank NV, 4.50%, 06/12/35, (5-year EURIBOR ICE Swap + 2.50%)(a)(b)	EUR100	122,893
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR200	239,230
Odido Holding BV, 3.75%, 01/15/29(a)	EUR300	355,868
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR300	353,869
3.88%, 09/01/31(a)	EUR200	236,416
4.25%, 09/01/30(a)	EUR100	119,927
5.13%, 03/01/29(a)	EUR100	121,715
5.13%, 02/15/30(a)	EUR200	244,030
Sigma Holdco BV, Series ., 8.63%, Series ., 04/15/31	EUR200	213,363
Sunrise FinCo I BV, 4.63%, 05/15/32(a)	EUR400	479,081
Sunrise HoldCo IV BV, 3.88%, 06/15/29(a)	EUR100	118,134
Triodos Bank NV, Series ., 2.25%, Series ., 02/05/32, (5-year EUR Swap + 2.40%)(a)(b)	EUR100	116,599
Trivium Packaging Finance BV, 6.63%, 07/15/30(a)	EUR300	374,791
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR85	100,227
Versuni Group BV, 3.13%, 06/15/28(a)	EUR300	350,654
Villa Dutch Bidco BV, 9.00%, 11/03/29(a)	EUR200	225,216
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR200	219,290
5.25%, 01/15/33(a)	EUR300	345,003
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR200	226,015
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR375	393,936
6.13%, 11/15/32(a)	EUR225	250,185
Ziggo BV, 2.88%, 01/15/30(a)	EUR200	224,173
		7,539,152
Norway — 0.5%
Heimstaden AB, 7.36%, 01/24/31(a)	EUR200	244,775
HX Hold Co. Ltd., 7.00%, 02/12/30(b)(h)	EUR106	100,259
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR325	424,843
		769,877
Portugal — 1.4%
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.89%)(a)(b)	EUR200	233,308
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(a)(b)	EUR100	111,739
4.38%, 12/02/55, (5-year EURIBOR ICE Swap + 1.92%)(a)(b)	EUR400	475,377
4.50%, 05/27/55, (5-year EURIBOR ICE Swap + 2.23%)(a)(b)	EUR300	362,087
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.39%)(a)(b)	EUR400	488,442
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR300	368,099
5.94%, 04/23/83, (5-year EUR Swap + 3.18%)(a)(b)	EUR200	249,474
		2,288,526
Slovenia — 1.1%
Nova Ljubljanska Banka, 6.88%, 01/24/34, (5-year EURIBOR ICE Swap + 4.23%)(a)(b)	EUR100	128,444
Security	Par (000)	Value
Slovenia (continued)
Nova Ljubljanska Banka dd, 10.75%, 11/28/32, (5-year EUR Swap + 8.30%)(a)(b)	EUR100	$134,193
Summer BidCo BV, 8.88%, 01/31/31, (8.88 % Cash PIK)(a)(i)	EUR100	120,134
United Group BV
3.63%, 02/15/28(a)	EUR300	355,295
5.25%, 02/01/30(a)	EUR200	238,059
6.25%, 01/31/32(a)	EUR200	242,507
6.50%, 10/31/31(a)	EUR300	367,591
6.75%, 02/15/31(a)	EUR100	122,576
		1,708,799
Spain — 5.4%
Abertis Infraestructuras Finance BV
2.63%, (5-year EUR Swap + 3.26%)(a)(b)(c)	EUR100	117,826
4.75%, , (5-year EURIBOR ICE Swap + 2.34%)(a)(b)(c)	EUR400	486,051
4.87%, , (5-year EURIBOR ICE Swap + 2.62%)(a)(b)(c)	EUR200	245,387
ACS Actividades de Construccion y Servicios SA, 3.75%, 06/11/30(a)	EUR200	239,509
Almirall SA, 3.75%, 06/15/31(a)	EUR100	119,273
Arena Luxembourg Finance Sarl, 1.88%, 02/01/28(a)	EUR100	116,840
Banco de Credito Social Cooperativo SA, 4.25%, 10/13/37, (1-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR300	356,325
Celsa Opco SA, 8.25%, 12/15/30(a)	EUR300	376,222
Cirsa Finance International Sarl, 4.88%, 10/15/31(a)	EUR300	363,695
Cirsa Finance International SARL
6.50%, 03/15/29(a)	EUR200	246,026
7.88%, 07/31/28(a)	EUR100	123,573
eDreams ODIGEO SA, 4.88%, 12/30/30(a)	EUR200	211,140
Eroski S Coop, 5.75%, 05/15/31(a)	EUR200	247,845
Gestamp Automocion SA, 4.38%, 10/15/30(a)	EUR200	240,815
Green Bidco SA, 10.25%, 07/15/28(a)	EUR100	11,099
Grifols SA
2.25%, 11/15/27(a)	EUR100	118,020
3.88%, 10/15/28(a)	EUR600	703,539
Grupo Antolin Irausa SA
3.50%, 04/30/28(a)	EUR100	86,299
10.38%, 01/30/30(a)	EUR100	86,305
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR200	239,815
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR30	35,312
Naturgy Finance Iberia SA, 2.37%, (5-year EUR Swap + 2.43%)(a)(b)(c)	EUR200	235,629
Neinor Homes SA, 5.88%, 02/15/30(a)	EUR200	246,437
Telefonica Emisiones SA
4.38%, , (5-year EURIBOR ICE Swap + 1.84%)(a)(b)(c)	EUR300	356,494
4.88%, , (8-year EURIBOR ICE Swap + 2.13%)(a)(b)(c)	EUR300	354,877
Telefonica Europe BV
2.38%, (a)(b)(c)	EUR400	455,212
2.50%, (7-year EUR Swap + 2.66%)(a)(b)(c)	EUR100	117,794
2.88%, (a)(b)(c)	EUR200	235,177
2.88%, (a)(b)(c)	EUR300	350,274
6.14%, (7-year EUR Swap + 3.35%)(a)(b)(c)	EUR300	382,397
Series ., 5.75%, (8-year EURIBOR ICE Swap + 3.12%)(a)(b)(c)	EUR400	505,242
Series ., 6.75%, (8-year EURIBOR ICE Swap + 3.62%)(a)(b)(c)	EUR400	527,553

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
Via Celere Desarrollos Inmobiliarios SA, 4.88%, 04/15/31(a)	EUR100	$117,991
		8,655,993
Sweden — 3.9%
Asmodee Group AB
4.25%, 12/15/31(a)	EUR200	239,293
5.75%, 12/15/29(a)	EUR53	66,413
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR200	246,827
Castellum AB, 3.13%, , (5-year EUR Swap + 3.45%)(a)(b)(c)	EUR400	469,736
Dometic Group AB
2.00%, 09/29/28(a)	EUR100	113,956
5.00%, 09/11/30(a)	EUR100	119,919
Heimstaden AB, 8.38%, 01/29/30(a)	EUR100	126,838
Heimstaden Bostad AB
2.63%, (5-year EUR Swap + 3.14%)(a)(b)(c)	EUR375	438,461
3.00%, , (5-year EUR Swap + 3.27%)(a)(b)(c)	EUR200	232,661
5.00%, , (5-year EURIBOR ICE Swap + 2.53%)(a)(b)(c)	EUR125	148,022
6.25%, (5-year EURIBOR ICE Swap + 4.18%)(a)(b)(c)	EUR200	251,143
Intrum Investments And Financing AB
7.75%, 09/11/27	EUR175	204,302
7.75%, 09/11/28(a)(d)	EUR175	188,287
8.00%, 09/11/27(a)	EUR100	119,859
8.50%, 09/11/29	EUR250	260,911
8.50%, 09/11/30(a)(d)	EUR325	336,121
Samhallsbyggnadsbolaget I Norden Holding AB
0.75%, 11/14/28(a)	EUR200	201,898
1.13%, 09/26/29(a)	EUR300	290,902
2.25%, 07/12/27(a)	EUR200	225,436
Verisure Holding AB, 5.50%, 05/15/30(a)	EUR150	183,621
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR700	830,418
Volvo Car AB
2.50%, 10/07/27(a)	EUR200	235,974
4.20%, 06/10/29(a)	EUR200	242,143
4.25%, 05/31/28(a)	EUR200	243,263
4.75%, 05/08/30(a)	EUR200	248,204
		6,264,608
Switzerland — 0.8%
Adecco International Financial Services BV, 1.00%, 03/21/82, (5-year EUR Swap + 1.26%)(a)(b)	EUR200	232,401
Dufry One BV
2.00%, 02/15/27(a)	EUR400	470,636
3.38%, 04/15/28(a)	EUR100	118,682
4.50%, 05/23/32(a)	EUR200	244,122
4.75%, 04/18/31(a)	EUR225	276,667
		1,342,508
United Kingdom — 8.8%
888 Acquisitions Ltd., 8.00%, 09/30/31(a)	EUR200	205,180
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 05/15/29(a)	EUR200	254,582
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR325	403,042
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR400	486,793
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR300	343,405
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR200	194,877
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(a)	EUR300	336,077
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR300	366,187
Security	Par (000)	Value
United Kingdom (continued)
Biffa Group Holdings Ltd., 5.25%, 06/15/31(a)	EUR200	$237,070
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR300	367,217
British Telecommunications PLC, 5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(a)(b)	EUR300	371,247
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR200	240,073
ContourGlobal Power Holdings SA
4.38%, 07/31/31(a)	EUR300	353,042
5.00%, 02/28/30(a)	EUR100	121,818
Drax Finco PLC, 5.88%, 04/15/29(a)	EUR100	122,391
EG Global Finance PLC, 11.00%, 11/30/28(a)	EUR100	128,063
Entain PLC, 4.88%, 11/30/31(a)	EUR200	238,219
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR425	507,668
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR225	198,812
8.50%, 03/15/29(a)	EUR300	290,284
International Personal Finance PLC, 10.75%, 12/14/29(a)	EUR100	128,069
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR200	239,562
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(a)	EUR100	119,388
Market Bidco Finco PLC, 6.75%, 01/31/31(a)	EUR200	234,699
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR200	202,481
Motion Bondco DAC, 4.50%, 11/15/27(a)	EUR100	111,045
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR325	337,662
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.53%)(a)(b)	EUR300	350,271
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR300	348,100
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR200	247,543
PCC Global PLC, 8.25%, 11/15/30(a)	EUR200	222,158
PeopleCert Wisdom Issuer PLC, 5.50%, 06/15/31(a)	EUR100	117,201
Pinnacle Bidco PLC, 8.25%, 10/11/28(a)	EUR100	124,031
Playtech PLC, 5.88%, 06/28/28(a)	EUR100	121,158
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR200	245,721
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR200	243,310
Sherwood Financing PLC, 7.63%, 12/15/29(a)	EUR100	116,813
SIG PLC, 9.75%, 10/31/29(a)	EUR100	113,382
Synthomer PLC, 7.38%, 05/02/29(a)	EUR100	96,698
Thames Water Utilities Finance PLC
0.88%, 01/31/30(a)	EUR300	250,149
1.25%, 01/31/34(a)	EUR200	165,661
4.00%, 04/18/29(a)	EUR100	85,519
4.38%, 01/18/33(a)	EUR400	342,092
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR200	218,104
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR400	449,858
5.63%, 04/15/32(a)	EUR700	820,783
Vodafone Group PLC
3.00%, 08/27/80, (5-year EUR Swap + 3.47%)(a)(b)	EUR125	143,471
3.00%, 08/27/80, (5-year EUR Swap + 3.48%)(a)(b)	EUR250	286,943
4.13%, 09/12/55, (5-year EURIBOR ICE Swap + 1.83%)(a)(b)	EUR300	355,634
4.20%, 10/03/78, (5-year EUR Swap + 3.43%)(a)(b)	EUR200	242,765
4.63%, 09/12/55, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)	EUR200	236,662
6.50%, 08/30/84, (5-year EUR Swap + 3.49%)(a)(b)	EUR300	387,828

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR530	$659,053
		14,129,861
United States — 10.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR300	353,420
Aramark International Finance Sarl, 4.38%, 04/15/33(a)	EUR200	235,675
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR200	231,504
3.00%, 09/01/29(a)	EUR200	227,059
5.00%, 01/30/31(a)	EUR200	241,824
Ashland Services BV, 2.00%, 01/30/28(a)	EUR200	232,086
Avantor Funding, Inc., 3.88%, 07/15/28(a)	EUR100	118,429
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR250	301,954
7.25%, 07/31/30(a)	EUR200	243,034
Ball Corp.
1.50%, 03/15/27	EUR200	234,026
4.25%, 07/01/32	EUR300	363,580
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR400	485,401
Belden, Inc.
3.38%, 07/15/31(a)	EUR200	231,061
3.88%, 03/15/28(a)	EUR150	177,919
4.25%, 02/01/33(a)	EUR200	238,629
Brightstar Lottery PLC, 2.38%, 04/15/28(a)	EUR100	117,010
Carnival Corp., 5.75%, 01/15/30(a)	EUR200	255,470
Carnival PLC
1.00%, 10/28/29	EUR300	330,824
4.13%, 07/15/31(a)	EUR300	361,486
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR200	219,803
2.13%, 03/01/27	EUR225	263,908
5.00%, 04/15/31	EUR300	351,170
6.34%, 01/19/29	EUR125	156,441
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 06/15/31(a)	EUR325	391,196
Constellium SE
3.13%, 07/15/29(a)	EUR100	117,424
5.38%, 08/15/32(a)	EUR100	124,406
Crown European Holdings SACA
3.75%, 09/30/31(a)	EUR200	237,565
4.50%, 01/15/30(a)	EUR200	245,983
4.75%, 03/15/29(a)	EUR200	246,964
5.00%, 05/15/28(a)	EUR200	248,013
Dana Financing Luxembourg SARL
3.00%, 07/15/29(a)	EUR100	117,984
8.50%, 07/15/31(a)	EUR100	126,224
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR325	392,433
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, 12/15/30(a)	EUR300	369,044
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR200	232,423
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR100	116,838
Graphic Packaging International LLC, 2.63%, 02/01/29(a)	EUR100	114,821
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR325	392,132
IQVIA, Inc.
2.25%, 01/15/28(a)	EUR250	291,813
2.25%, 03/15/29(a)	EUR400	461,204
Security	Par (000)	Value
United States (continued)
2.88%, 06/15/28(a)	EUR200	$235,857
Iron Mountain, Inc., 4.75%, 01/15/34(a)	EUR500	577,919
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR200	215,404
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR200	239,285
MKS, Inc. Co. GUAR REGS 02/34 4.25, 4.25%, 02/15/34(a)	EUR100	118,455
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(a)	EUR400	495,089
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR200	233,636
OI European Group BV
5.25%, 06/01/29(a)	EUR200	244,162
6.25%, 05/15/28(a)	EUR200	243,202
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR200	235,136
5.38%, 10/01/29(a)	EUR100	110,578
6.13%, 02/15/33(a)	EUR300	355,726
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(a)	EUR525	611,581
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 3.00%, 06/15/29(a)	EUR100	110,206
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR100	118,424
PRA Group Europe Holding II Sarl, 6.25%, 09/30/32(a)	EUR100	115,008
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, 10/31/28(a)	EUR100	118,402
Samsonite Finco Sarl, 4.38%, 02/15/33(a)	EUR200	236,181
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	124,248
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(a)	EUR400	482,916
Silgan Holdings, Inc.
2.25%, 06/01/28	EUR200	232,405
4.25%, 02/15/31(a)	EUR200	239,261
UGI International LLC, 2.50%, 12/01/29(a)	EUR100	113,320
VF Corp.
0.25%, 02/25/28	EUR100	111,003
0.63%, 02/25/32	EUR200	189,366
4.25%, 03/07/29	EUR200	240,477
Warnermedia Holdings, Inc.
4.30%, 01/17/30	EUR100	115,842
4.69%, 05/17/33	EUR100	111,465
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/28	EUR200	222,170
Whirlpool Finance Luxembourg Sarl, 1.10%, 11/09/27	EUR200	227,814
		17,222,718
Total Corporate Bonds & Notes — 97.2% (Cost: $152,051,131)		156,328,595
	Shares
Common Stocks
Luxembourg — 0.0%
Yeoman Capital SA, NVS	5,882	44,226

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Supranational — 0.0%
Sentry Holdings Ltd.	25	$—
Total Common Stocks — 0.0% (Cost: $274,600)		44,226
Total Long-Term Investments — 97.2% (Cost: $152,325,731)		156,372,821
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(j)(k)	1,270,000	1,270,000
Total Short-Term Securities — 0.8% (Cost: $1,270,000)		1,270,000
Total Investments — 98.0% (Cost: $153,595,731)		157,642,821
Other Assets Less Liabilities — 2.0%		3,202,491
Net Assets — 100.0%		$160,845,312

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$1,240,000 (a)	$—	$—	$—	$1,270,000	1,270,000	$2,474	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	680,000	USD	798,102	Bank of America N.A.	02/03/26	$7,935
EUR	4,535,000	USD	5,320,954	Barclays Bank PLC	02/03/26	54,607
USD	5,380,495	EUR	4,470,000	Goldman Sachs & Co.	02/03/26	81,983
USD	162,428,944	EUR	135,865,000	Deutsche Bank Securities Inc.	03/03/26	1,168,527
USD	13,763	GBP	10,000	HSBC Bank PLC	03/03/26	80
						1,313,132
EUR	135,865,000	USD	162,214,658	Deutsche Bank Securities Inc.	02/03/26	$(1,167,141)
GBP	10,000	USD	13,764	HSBC Bank PLC	02/03/26	(80)
USD	51,648,865	EUR	44,435,000	Barclays Bank PLC	02/03/26	(1,022,143)
USD	70,739,724	EUR	60,105,000	BNP Paribas SA	02/03/26	(505,711)
USD	10,571,790	EUR	8,995,000	JPMorgan Chase Bank N.A.	02/03/26	(90,429)
USD	26,789,510	EUR	23,075,000	State Street Bank & Trust Company	02/03/26	(562,431)
USD	13,439	GBP	10,000	Goldman Sachs & Co.	02/03/26	(245)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)

Derivative Financial Instruments Outstanding as of Period End (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	980,000	USD	1,167,396	HSBC Bank PLC	03/03/26	$(4,218)
						(3,352,398)
						$(2,039,266)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$156,328,595	$—	$156,328,595
Common Stocks	—	44,226	—	44,226
Short-Term Securities
Money Market Funds	1,270,000	—	—	1,270,000
	$1,270,000	$156,372,821	$—	$157,642,821
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,313,132	$—	$1,313,132
Liabilities
Foreign Currency Exchange Contracts	—	(3,352,398)	—	(3,352,398)
	$—	$(2,039,266)	$—	(2,039,266)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Formerly iShares® International High Yield Bond ETF)

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
EURIBOR	Euro Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind